Commitments and contingencies (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Operating lease commitments
July 1, 2014 - June 30, 2015	$ 5,909,797
July 1, 2015 - June 30, 2016	4,271,109
July 1, 2016 - June 30, 2017	1,269,626
July 1, 2017 - June 30, 2018	343,120
July 1, 2018 and thereafter	51,993
Total	11,845,645
Capital lease commitments
July 1, 2014 - June 30, 2015	5,652,699
July 1, 2015 - June 30, 2016	5,652,699
July 1, 2016 - June 30, 2017	5,652,699
July 1, 2017 - June 30, 2018	5,652,699
July 1, 2018 and thereafter	16,958,099
Total minimum lease payments	39,568,895
Less interest	(11,791,086)
Capital lease obligations	27,777,809
Less current maturities of capital lease obligations	(2,720,702)	(2,745,647)
Long-term capital lease obligations	25,057,107	26,646,215
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Estimated amount of tax contingency	16,200,000
Financial Guarantee [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantee	1,302,186,191	1,137,852,245
Construction Contracts for Real Estate and Land Use Rights [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
July 1, 2014 - June 30, 2015	583,292,260
July 1, 2015 - June 30, 2016	267,192,414
July 1, 2016 - June 30, 2017	112,746,078
July 1, 2017 - June 30, 2018	2,333,139
July 1, 2018 and thereafter	0
Total	$ 965,563,891